SUBSEQUENT EVENTS	12 Months Ended
Sep. 30, 2014
Subsequent Events [Abstract]
Subsequent Events [Text Block]
NOTE 23. SUBSEQUENT EVENTS

Management has considered all events occurring through January 15, 2015, the date which the financial statements were available to be issued. All subsequent events requiring recognition as of September 30, 2014 have been incorporated into the accompanying consolidated and combined financial statements, and those requiring disclosure have been fully disclosed in accordance with FASB ASC Topic 855, “Subsequent Events”.